Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 691,000	$ 667,000
Capitalized Computer Software, Amortization	$ 432,000	$ 503,000